Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Provisions
Schedule of provisions

	Employee	Rehabilitation
US$ thousand	entitlements	costs	Other	Total
1 January 2023	—	—	—	—
Acquired through business combination	12,244	25,346	2,781	40,371
Additions	1,943	—	—	1,943
Released	—	(1,499)	—	(1,499)
Accretion	—	1,028	—	1,028
Movements from foreign exchange impact	(146)	81	—	(65)
Net book value 31 December 2023	14,041	24,956	2,781	41,778

Current	13,220	—	53	13,273
Non-current	821	24,956	2,728	28,505
Net book value 31 December 2023	14,041	24,956	2,781	41,778